Others, Net - Schedule of Other Nonoperating Income Expense (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Others, Net [Abstract]
Government grants	¥ 6,506,000		¥ 12,036,000	¥ 32,786,000
Fair value changes of short-term investments	1,639,000		1,250,000	1,049,000
Impairment of long-term investments	(25,730,000)	$ (3,679)	0	(43,740,000)
Loss from long-term investments	(19,391,000)	(2,774)	(11,170,000)	(3,130,000)
Foreign exchange gains/(losses)	(9,227,000)		(2,445,000)	3,108,000
Donation	(1,602,000)		(409,000)	(914,000)
Loss from lease termination	(661,000)		(1,785,000)	(551,000)
Others	1,332,000		4,108,000	(186,000)
Total	¥ (47,134,000)	$ (6,740)	¥ 1,585,000	¥ (11,578,000)